CASH FLOW GENERATED FROM OPERATIONS - DISPOSAL OF FIXED ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from (used in) operating activities [abstract]
Net book amount (Note 6)	¥ 92,790			¥ 225,003	¥ 168,806
Payable arising from disposal of fixed assets	0			0	(2,063)
Transfer to materials and supplies	(9,740)			(27,151)	(2,272)
Loss on disposal of fixed assets and costs on repairs	(53,854)			(165,253)	(161,435)
Proceeds from disposal of fixed assets	¥ 29,196	$ 4,581		¥ 32,599	¥ 3,036

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.